Financial Instruments	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Financial Instruments
30.	FINANCIAL INSTRUMENTS

a)	Fair value
The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the Company’s financial instruments take into account the credit risk embedded in the instrument. For financial assets, the credit risk of the counterparty is considered whereas for financial liabilities, the Company’s credit risk is considered.
In order to determine the fair value of its financial instruments, the Company uses, when active markets exist, quoted prices from these markets (“Level 1” fair value). When public quotations are not available in the market, fair values are determined using valuation techniques. When inputs used in the valuation techniques are only inputs directly and indirectly observable in the marketplace, fair value is presented as “Level 2” fair value. If fair value is assessed using inputs that require considerable judgment from the Company in interpreting market data and developing estimates, fair value is presented as “Level 3” fair value. For Level 3 fair value, the use of different assumptions and/or estimation methodologies may have a material effect on the estimated fair values.

The fair value, fair value level and valuation techniques and inputs were as follows:

		As at		As at
		January 31, 2023		January 31, 2022
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 7)	Level 2	$ 12.9	$12.9	$14.3	$14.3	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Non-controlling interest liability (Note 16)	Level 3	$(20.8)	$(20.8)	$—	$—	Discounted cash flows. Future cash flows are estimated based on Pinion performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company
Derivative financial instruments Forward exchange contracts
Discounted
cash flows. Future cash flows are estimated
based on forward exchange rates (from observable
forward exchange rates at the end of the reporting period)
and contract forward rates, discounted at a rate that
reflects the credit risk of the
Company

Favourable (Unfavourable)	Level 2 Level 2	$16.1 (41.2)	$16.1 (41.2)	$10.0 (9.6)	$10.0 (9.6)
Interest rate cap	Level 2	$90.4	$90.4	$28.0	$28.0	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions
Total derivative financial instruments	Level 2	$65.3	$65.3	$28.4	$28.4

Term Facility (Note 17)	Level 1	$(2,611.4)	$(2,600.7)	$(1,891.1)	$(1,875.8)	Quoted bid prices in an active market
Term Loans (Not e 17)	Level 2	$(178.8)	$(184.2)	$(149.4)	$(156.1)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company

For cash and cash equivalents, trade and other receivables, Revolving Credit Facilities, trade payables and accruals, dealer holdback programs and customer deposits, the carrying amounts reported on the consolidated statements of financial position or in the notes approximate the fair values of these items due to their short-term nature. During the years ended January 31, 2023 and 2022, no changes in fair value level classifications occurred.
Cash includes $10.2 million held by BRP Saint Petersburg LLC. This cash is subject to regulatory restrictions and is therefore not available for general use by the other entities within the group.

b)	Foreign exchange risk
The foreign exchange risk associated with financial instruments is defined by the risk that the future cash flows of a recorded financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk associated with financial instruments arises from financial instruments denominated in a currency other than the functional currency of the Company.
The Company’s significant foreign exchange risk exposure associated with financial instruments are with Credit Facilities, trade and other receivables, trade payables and accruals, lease liabilities and derivative financial instruments.
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2023 and 2022:

	As at January 31, 2023			As at January 31, 2022
Increase (Decrease)	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income
USD / CAD	5%	$37.8 [b]	$79.9	5%	$208.6	[b]	$55.2
Euro / CAD	5%	$32.6	$—	5%	$1.7		$—
Other	3%	$12.5	$3.3	3%	$4.7		$(0.4)
[a]
Based on variations that might exist at the closing dates.
[b]
Mainly from the long-term debt denominated in U.S. dollars.
The Company uses foreign exchange contracts to manage its foreign currency risks mainly on trade payables and certain other financial liabilities denominated in U.S. dollars and the Company uses short-term foreign exchange contracts to manage its daily cash position.
For currencies over which the Company cannot achieve an offset through its recurring business transactions, mainly the U.S. dollar, the Australian dollar, the Swedish krona, the Norwegian krone and the British pound, the Company uses foreign exchange contracts according to the Company’s hedging strategy. Management periodically reviews the relevant hedging position and may hedge at any level within the authorized parameters of the policy, up to the maximum percentage allowed.
As at January 31, 2023, the maximum length of time over which the Company is hedging its exposure to variability in future cash flow from anticipated sales is 24 months. All foreign exchange contracts used to hedge highly probable anticipated sales are recorded under the cash flow hedge model. The Company does not trade in derivative financial instruments for speculative purposes.

The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2023
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9161	AUD	176.2	$165.6	$—	$4.9
	GBP	Euro	1.1401	GBP	28.0	46.1	0.5	—
	NOK	Euro	0.0936	NOK	469.0	62.5	1.1	—
	SEK	Euro	0.0897	SEK	786.2	100.2	2.0	—
	USD	CAD	1.3333	USD	841.6	1,122.1	2.6	35.9
Between 12 and 24 months
	USD	CAD	1.3460	USD	405.0	540.0	8.1	—
[
a]
Exchange rates as at January 31, 2023 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2022
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9220	AUD	104.5	$93.7	$2.4	$—
	GBP	Euro	1.1757	GBP	26.3	44.8	—	0.6
	NOK	Euro	0.0992	NOK	623.9	88.9	0.1	—
	SEK	Euro	0.0994	SEK	806.6	109.7	4.7	—
	USD	CAD	1.2696	USD	817.5	1,037.8	2.0	—
Betw een 1 2 and 24 months
	USD	CAD	1.2812	USD	55.9	71.0	0.4	8.6
[a]
Exchange rates as at January 31, 2022 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2023
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 12 months
	AUD	CAD	0.9161	AUD	176.2	$165.6
	CAD	Euro	1.4554	Euro	14.4	20.8
	CAD	MXN	0.0710	MXN	111.1	7.9
	CAD	USD	1.3001	USD	143.8	191.8
	Euro	CAD	1.4572	Euro	261.9	379.1
	Euro	NOK	0.0930	NOK	99.9	13.3
	Euro	SEK	0.0893	SEK	102.0	13.0
	GBP	Euro	1.1401	GBP	28.0	46.1
	CAD	NZD	0.8606	NZD	1.2	1.0
	NOK	Euro	0.0936	NOK	606.0	80.8
	SEK	Euro	0.0895	SEK	1,057.8	134.8
	USD	CAD	1.3001	USD	1,098.0	1,464.0
Between 12 and 24 months
	USD	CAD	1.3460	USD	405.0	540.0
[a]
Exchange rates as at
Janua
ry 31, 2023 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2022
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 12 months
	AUD	CAD	0.9220	AUD	104.5	$93.7
	CAD	AUD	0.9031	AUD	7.2	6.5
	CAD	Euro	1.4288	Euro	101.9	145.1
	CAD	JPY	0.0110	JPY	25.0	0.3
	CAD	MXN	0.0613	MXN	72.0	4.4
	CAD	USD	1.2699	USD	163.9	208.1
	Euro	CAD	1.4284	Euro	158.1	225.1
	Euro	GBP	1.2005	Euro	0.8	1.1
	Euro	NOK	0.0992	NOK	102.1	14.6
	Euro	SEK	0.0957	SEK	98.4	13.4
	GBP	Euro	1.1757	GBP	26.3	44.8
	JPY	CAD	0.0111	JPY	55.3	0.6
	NOK	Euro	0.0992	NOK	623.9	88.9
	SEK	Euro	0.0992	SEK	883.7	120.2
	USD	CAD	1.2625	USD	835.3	1,060.5
Between 12 and 24 months
	USD	CAD	1.2812	USD	55.9	71.0
[a]
Exchange rates as at January 31, 2022 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

c)	Liquidity risk
Liquidity risk is defined as the Company’s e
xp
osure to the ris
k
of not being able to meet its financial obligations. The Company manages its liquidity risk by continuously monitoring its operating cash requirements and by the use of its funding sources to ensure its financial flexibility and mitigate its liquidity risk (see Note 31).
The following table summarizes the contractual maturities of the Company’s financial liabilities as at January 31, 2023:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,548.2	$—	$—	$—	$1,548.2
Long-term debt (including interest)	200.9	435.2	2,235.8	778.2	3,650.1
Lease liabilities (including interest)	50.3	81.9	43.3	44.2	219.7
Derivative financial instruments	41.2	—	—	—	41.2
Other financial liabilities	49.5	28.0	2.4	29.4	109.3
Total	$1,890.1	$545.1	$2,281.5	$851.8	$5,568.5

d)	Interest risk
The Company is exposed to the variation of interest rates on financial instruments mainly on its Credit Facilities. As at January 31, 2023, a 25 basis point increase would have resulted in an unfavourable impact of $7.6 million on consolidated net income and consolidated comprehensive income for the year ended January 31, 2023 (unfavorable $4.8 million as at January 31, 2022) while a decrease of a 0.25 percentage base point would have resulted in a favourable impact of $7.6 million (favourable $2.1 million as at January 31, 2022) on consolidated net income and consolidated comprehensive income for the year ended January 31, 2023 without considering the effects of hedging instruments. Percentage increases or decreases of interest rates above are based on changes that might exist at the consolidated statement of financial position dates and have been applied on the Company’s financial instruments subject to interest rate changes. To limit its exposure to interest rate increase, the Company entered into interest rate cap contracts.

e)	Credit risk
The Company could be exposed, in the normal course of business, to the potential inability of dealers, distributors and other business partners to meet their contractual obligations on financial assets and on amounts guaranteed under dealer and distributor financing agreements.
The Company considers that its credit risk associated with its trade receivables and its limited responsibilities under dealer and distributor financing agreements does not represent a significant concentration of risk and loss due to the large number of dealers, distributors and other business partners and their dispersion across many geographic areas. Moreover, the Company mitigates such risk by doing business through its own distribution channels and by monitoring independent dealers’ and distributor credit.
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2023 and 2022:

	January 31, 2023	January 31, 2022

Trade and other receivables	$655.0	$465.7
Sales tax and other government receivables	(140.8)	(118.0)
Total exposed to credit risk	$514.2	$347.7

Not past due	$501.3	$339.6
Past due
Under 60 days	10.6	5.0
From 60 to 90 days	1.0	0.7
Over 90 days	4.9	6.8
Allowance for doubtful accounts	(3.6)	(4.4)
Total exposed to credit risk	$514.2	$347.7
The counterparties to the derivative financial instruments and restricted investments are all investment grade financial institutions, which the Company anticipates will satisfy their obligations under these contracts. Over the past years, the Company has not incurred significant losses related to credit risk on its financial assets.
As described in Note 32 a), the Company has provided financial guarantees to third party financing companies in case of dealers’ inability to meet their obligations under their financing agreements with the financing companies.